Financial risk management: Liquidity position (Details) $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Jun. 01, 2015 MXN ($)	Jun. 01, 2015 COP ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 13,872,897			$ 13,174,991	$ 8,770,062	$ 5,192,628
Loans and Short - term Debt	1,233,639			1,869,996
Loans and Long- term and Debt	10,991,131			13,334,765
Total Loans and Debt	12,224,770	$ 440,000,000		15,204,761			$ 2,897,404	$ 440,000,000
Mexico
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	9,770,273			9,573,039
Loans and Short - term Debt	883,153			1,486,817
Loans and Long- term and Debt	1,639,821			2,505,318
Total Loans and Debt	2,522,974			3,992,135
Puerto Rico (Aerostar)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	1,518,455			2,334,403
Loans and Short - term Debt	344,048			377,215
Loans and Long- term and Debt	8,404,199			9,891,961
Total Loans and Debt	8,748,247			10,269,176
Colombia (Airplan)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	2,584,169			1,267,549
Loans and Short - term Debt	6,438			5,964
Loans and Long- term and Debt	947,111			937,486
Total Loans and Debt	953,549			943,450
Liquidity risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents				$ 13,174,991
Bancolombia S | Liquidity risk
Disclosure of risk management strategy related to hedge accounting [line items]
Total Loans and Debt	$ 338,380		$ 20,000